Balances and Transactions with Related Parties (Tables)	12 Months Ended
Dec. 31, 2024
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Balances and Transactions with Associates and Joint Ventures
The information in the tables below details the balances with associates and joint ventures as of December 31, 2024, 2023 and 2022:

	2024
	Other receivables			Trade receivables		Investments in financial assets			Accounts payable		Contract assets
	Non- current	Current		Current		Non-current	Current		Current		Current
Joint Ventures:
YPF EE	-	5		4		-	3		43		-
Profertil	-	-	(2)	14		-	-		17		-
MEGA	-	-		50		-	-		1		16
Refinor	-	-		11		-	-		1		-
Y-GEN Eléctrica S.A.U. (1)	-	-		-		-	-		-		-
OLCLP	-	-	(2)	-	(2)	-	-		3		-
Sustentator	-	-		-	(2)	-	-		-		-
CT Barragán	-	-		-		-	-		-		-
OTA	-	-		-	(2)	-	-		2		-
OTC	-	-		-		-	-		-		-

	-	5		79		-	3		67		16

Associates:
CDS	-	-	(2)	1		-	-		-		-
YPF Gas	-	1		20		-	-		1		-
Oldelval	140	4		-	(2)	-	4		13		-
Termap	-	-		-		-	-		3		-
GPA	-	-		-		-	-		4		-
Oiltanking	19	8		-	(2)	-	-	(2)	4		-
Gas Austral	-	-		-	(2)	-	-		-	(2)	-
VMOS	-	17		-		-	-		-		-

	159	30		21		-	4		25		-

	159	35		100		-	7		92		16

	2023
	Other receivables			Trade receivables		Investments in financial assets			Accounts payable		Contract assets
	Non- current	Current		Current		Non-current		Current	Current		Current
Joint Ventures:
YPF EE	-	5		5		4		-	39		-
Profertil	-	-	(2)	15		-		-	15		-
MEGA	-	-		15		-		-	-	(2)	3
Refinor	-	-		12		-		4	1		-
Y-GEN Eléctrica S.A.U. (1)	-	-		-		-		-	-		-
OLCLP	-	-	(2)	-		-		-	2		-
Sustentator	-	-		-		-		-	-		-
CT Barragán	-	-		-		-		-	-		-
OTA	-	-	(2)	-	(2)	-		-	1		-
OTC	-	-		-		-		-	1		-

	-	5		47		4		4	59		3

Associates:
CDS	-	-	(2)	-	(2)	-		-	-		-
YPF Gas	-	1		6		-		-	1		-
Oldelval	43	-		-	(2)	4		-	10		-
Termap	-	-		-		-		-	2		-
GPA	-	-		-		-		-	1		-
Oiltanking	-	-		-	(2)	-	(2)	-	4		-
Gas Austral	-	-		-	(2)	-		-	-	(2)	-
VMOS	-	-		-		-		-	-		-

	43	1		6		4		-	18		-

	43	6		53		8		4	77		3

	2022
	Other receivables			Trade receivables		Investments in financial assets		Accounts payable		Contract assets
	Non- current	Current		Current		Non-current	Current	Current		Current
Joint Ventures:
YPF EE	-	4		6		-	-	40		-
Profertil	-	-		8		-	-	12		-
MEGA	-	-		43		-	-	1		-
Refinor	-	-		13		-	-	3		-
Y-GEN Eléctrica S.A.U. (1)	-	-		-	(2)	-	-	-		-
OLCLP	-	-	(2)	-		-	-	2		-
Sustentator	-	-		-		-	-	-	(2)	-
CT Barragán	-	-		-		-	-	-		-
OTA	-	-		-		-	-	-	(2)	-
OTC	-	-		-		-	-	-		-

	-	4		70		-	-	58		-

Associates:
CDS	-	-		-	(2)	-	-	-		-
YPF Gas	-	2		9		-	-	3		-
Oldelval	-	18		-	(2)	-	-	10		-
Termap	-	-		-		-	-	3		-
GPA	-	-		-		-	-	2		-
Oiltanking	-	-		-	(2)	-	-	4		-
Gas Austral	-	-		-	(2)	-	-	-	(2)	-
VMOS	-	-		-		-	-	-		-

	-	20		9		-	-	22		-

	-	24		79		-	-	80		-

(1)	Company merged with YPF EE as of January 1, 2023.
(2)	The registered amount is less than 1.

The information in the table below details the transactions with associates and joint ventures as of December 31, 2024, 2023 and 2022:

	2024						2023						2022
	Revenues		Costs and expenses		Net interest income (loss)		Revenues		Costs and expenses		Net interest income (loss)		Revenues		Costs and expenses		Net interest income (loss)
Joint Ventures:
YPF EE	25		110		-	(2)	24		115		1		33		126		-
Profertil	100		121		-	(2)	73		135		-	(2)	76		208		-
MEGA	362		10		-	(2)	256		3		1		242		-	(2)	-	(2)
Refinor	68		11		2		94		22		-	(2)	142		35		-	(2)
Y-GEN Eléctrica S.A.U. (1)	-		-		-		-		-		-		-	(2)	-		-
OLCLP	1		14		-		1		13		-		1		11		-
Sustentator	-	(2)	-	(2)	-		1		-	(2)	-		-		-	(2)	-
CT Barragán	-	(2)	-		-		-	(2)	-		-		-	(2)	-		-
OTA	-	(2)	20		-		-	(2)	8		-		-	(2)	3		-
OTC	-		-	(2)	-		-		3		-		-		-		-

	556		286		2		449		299		2		494		383		-

Associates:
CDS	1		-		-	(2)	-	(2)	-		-		-	(2)	-		-	(2)
YPF Gas	67		3		-	(2)	52		6		1		77		9		-	(2)
Oldelval	1		62		-	(2)	-	(2)	60		-	(2)	1		50		-	(2)
Termap	-		23		-		-		22		-		-		21		-
GPA	-		21		-		-		16		-		-		17		-
Oiltanking	-	(2)	30		-		-	(2)	26		-		-	(2)	28		-
Gas Austral	3		-	(2)	-		3		-	(2)	-	(2)	5		-	(2)	-
VMOS	-		-		-		-		-		-		-		-		-

	72		139		-		55		130		1		83		125		-

	628		425		2		504		429		3		577		508		-

(1)	Company merged with YPF EE as of January 1, 2023.
(2)	The registered amount is less than 1.

Information about Public Sector Related Entities
Additionally, in the normal course of business, and considering being the main energy group in Argentina, the Group’s clients and suppliers portfolio encompasses both private sector entities as well as national public sector entities. As required by IAS 24 “Related party disclosures”, among the major transactions above mentioned the most important are:

		Balances (17)					Transactions
		Receivables / (Liabilities)					Income / (Costs)
Clients / Suppliers	Ref.	2024		2023		2022	2024		2023		2022
SE	(1) (16)	20		23		72	150		195		192
SE	(2) (16)	6		2		9	6		6		15
SE	(3) (16)	-	(18)	-	(18)	1	-		-		-
SE	(4) (16)	5		4		7	10		7		8
SE	(5) (16)	7		8		38	-		-		-
Secretariat of Transport	(6) (16)	-	(18)	2		8	3		25		51
ARCA	(7) (16)	-		20		38	-		83		52
Secretariat of Industry	(8) (16)	-		-		-	-		-	(18)	2
CAMMESA	(9)	80		59		109	443		374		403
CAMMESA	(10)	(2)		(3)		(4)	(46)		(49)		(26)
ENARSA	(11)	67		25		71	223		141		130
ENARSA	(12)	(68)		(62)		(97)	(63)		(52)		(30)
Aerolíneas Argentinas S.A.	(13)	27		43		89	319		383		416
Aerolíneas Argentinas S.A.	(14)	-	(18)	-		-	-	(18)	(1)		(2)
Agua y Saneamientos Argentinos S.A.	(15)	-		2		10	-		-		-

(1)	Benefits for the Plan GasAr 2020-2024 and Plan GasAr 2023-2028. See Note 36.d.1).
(2)	Benefits for the propane gas supply agreement for undiluted propane gas distribution networks. See Note 36.d.2).
(3)
Benefits for the recognition of the financial cost generated by payment deferral by providers of the distribution service of natural gas and undiluted propane gas through networks. They consist of financial compensations to distributors, sub-distributors,
transporters and producers by recognizing the interest generated by the payment deferral granted to residential users of natural gas and undiluted propane gas through networks of 22% of the invoices issued from July 1, 2019 to October 31, 2019, recovered from regular invoices issued from December 1, 2019 and for 5 monthly, equal and consecutive periods.

(4)	Compensation for the lower income that Natural Gas Distribution Service by Networks licensed companies receive from their users for the benefit of Metrogas. See Note 36.c.3).
(5)	Compensation by Decree No. 1,053/2018. See Note 36.c.1).
(6)
Compensation for providing diesel to public transport of passengers at a differential price. They consist of economic compensations to hydrocarbon producing and refining companies committed to ensuring the supply of diesel in the necessary volumes to meet domestic needs.

(7)	Benefits of the RIAIC. See Note 36.f.3).
(8)
Incentive for domestic manufacturing of capital goods, for the benefit of AESA, through a fiscal bond be computed as a tax credit for the payment of national taxes (i.e., income tax, VAT and domestic taxes) provided that manufacturers have industrial establishments located in Argentina.

(9)	Sales of fuel oil, diesel, natural gas and transportation and distribution service.
(10)	Purchases of electrical energy.
(11)	Sales of natural gas and provision of regasification service of LNG and construction inspection service.
(12)	Purchases of natural gas and crude oil.
(13)	Sales of jet fuel.
(14)	Purchases of miles for YPF Serviclub Program and publicity expenses.
(15)	Sale of assets classified as “Assets held for sale”.
(16)	Income from incentives recognized according to IAS 20. See Note 2.b.12) “Income from Government incentive programs” section.
(17)	Do not include, if applicable, the provision for doubtful trade receivables.
(18)	The registered amount is less than 1.

Summary of Compensation of Key Management Personnel
The table below discloses the accrued compensation for the YPF’s key management personnel, including members of the Board of Directors and first-line executives, managers with executive functions appointed by the Board of Directors, for the years ended December 31, 2024, 2023 and 2022:

	2024	2023		2022
Short-term benefits (1)	28	10		13
Share-based benefits	30	1		1
Post-retirement benefits	1	-	(2)	1
Termination benefits	-	3		6

	59	14		21

(1)	Does not include social security contributions of 6, 2 and 3 for the years ended December 31, 2024, 2023 and 2022, respectively.
(2)	The registered amount is less than 1.